Common and preferred shares and other equity instruments - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Basel III captial disclosure [line items]
CET1 capital	$ 37,005	$ 33,751
Tier 1 capital	41,946	38,344
Total capital	48,263	44,202
Total RWA	$ 315,634	$ 272,814
CET1 ratio	11.70%	12.40%
Tier 1 capital ratio	13.30%	14.10%
Total capital ratio	15.30%	16.20%
Leverage ratio exposure	$ 961,791	$ 823,343
Leverage ratio	4.40%	4.70%
TLAC available	$ 95,136	$ 76,701
TLAC ratio	30.10%	28.10%
TLAC leverage ratio	9.90%	9.30%